LONG -TERM LOAN - Maturities of Long term debt (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Future loan payments under long-term loan
2025 Financial liabilities payment	$ 977,829
2026 Financial liabilities payment	733,386
Total Financial liabilities payments	1,711,215
Less: Financial liabilities imputed interest	(140,917)
Total Financial liabilities payment	1,570,298		$ 2,431,064
Less: Financial liabilities -long term portions	(702,526)		(1,613,579)
Financial liabilities payment - current portions	867,772		$ 817,485
2027 Long-term Bank borrowings repayment	$ 2,740,000	¥ 20,000,000